Fees Summary	Oct. 08, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 1,810,000.00
Final Prospectus	true